ORGANIZATION AND PRINCIPAL ACTIVITIES (Summary of Subsidiary Information) (Details)	12 Months Ended
	Dec. 31, 2013 Ossen Innovation Group [Member] USD ($)	Dec. 31, 2013 Ossen Asia [Member] USD ($)	Dec. 31, 2013 Topchina [Member] USD ($)	Dec. 31, 2013 Ossen Materials [Member] CNY	Dec. 31, 2013 Ossen Jiujiang [Member] CNY
Entity Information [Line Items]
Domicile	BVI	BVI	BVI	PRC	PRC
Incorporation	Apr. 30, 2010	Feb. 07, 2002	Nov. 03, 2004	Oct. 27, 2004	Apr. 13, 2005
Paid-in capital				75,000,000	183,271,074
Percentage of effective ownership	100.00%	100.00%	100.00%	81.00%	96.11%